UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number  811-5870
                                    811-10171

Name of Fund:  Merrill Lynch Senior Floating Rate Fund, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Senior Floating Rate Fund, Inc. and Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Merrill Lynch Senior Floating Rate Fund, Inc.

Schedule of Investments as of November 30, 2005
                          Beneficial
                            Interest    Mutual Funds                                                               Value
                       $  666,432,315   Master Senior Floating Rate Trust                                         $   654,323,242

                                        Total Mutual Funds (Cost - $689,563,020) - 100.1%                             654,323,242

Total Investments (Cost - $689,563,020) - 100.1%                                                                      654,323,242
Liabilities in Excess of Other Assets - (0.1%)                                                                          (914,281)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   653,408,961
                                                                                                                  ===============


Master Senior Floating Rate Trust

Schedule of Investments as of November 30, 2005                                                                 (in U.S. dollars)
                                Face
Industry                      Amount    Senior Secured Floating Rate Loan Interests*                                    Value
Aerospace &             $  2,015,405    K&F Industries, Inc. Term Loan, 6.45% due 11/18/2012                      $     2,039,337
Defense - 1.5%             3,664,671    K&F Industries, Inc. Term Loan, 6.45% due 11/18/2013                            3,708,189
                           2,076,923    Standard Aero Holdings Term Loan, 6.22% - 6.44% due 8/24/2012                   2,069,135
                           6,255,529    Vought Aircraft Industries, Inc. Term Loan, 6.72% due 12/22/2011                6,326,880
                           1,200,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit Deposit,
                                        5.84% due 12/22/2010                                                            1,211,375
                                                                                                                  ---------------
                                                                                                                       15,354,916

Airlines - 0.1%            1,250,000    Delta Air Lines, Inc. Term Loan B, 11.01% due 3/16/2008                         1,297,500

Automotive - 1.7%          5,037,910    Metaldyne Corp. Term Loan D, 8.475% - 8.577% due 12/31/2009                     5,036,650
                           4,218,125    TRW Automotive, Inc. Tranche B Term Loan, 5.25% due 6/30/2012                   4,239,216
                           3,473,750    TRW Automotive, Inc. Tranche E Term Loan, 6% due 11/02/2010                     3,488,079
                           2,721,197    Tenneco Automotive, Inc. Term Loan B, 5.943% - 6.63% due 12/12/2010             2,768,478
                           1,186,440    Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit,
                                        6.339% due 12/12/2010                                                           1,207,055
                                                                                                                  ---------------
                                                                                                                       16,739,478

Broadcasting - 3.0%        8,914,962    Emmis Operating Co. Term Loan B, 5.89% due 11/10/2011                           8,976,814
                           5,000,000    Entravision Communications Term Loan B, 5.55% due 3/29/2013                     5,041,875
                           3,461,538    NextMedia Group, Inc. First Lien Term Loan, 6.12% due 11/15/2012                3,490,383
                           3,250,000    NextMedia Group, Inc. Second Lien Term Loan, 6.115% due 11/15/2013              3,287,918
                           5,000,000    Raycom Media, Inc. Term Loan B, 6.063% due 3/22/2012                            5,018,750
                           3,980,000    Susquehanna Media Co. Term Loan B, 6.12% - 6.22% due 3/31/2012                  3,988,708
                                                                                                                  ---------------
                                                                                                                       29,804,448

Cable - U.S. - 19.0%      50,000,000    Century Cable Holdings LLC Term Loan B, 9% due 6/30/2009                       49,223,200
                          41,423,500    Charter Communications Operating LLC Tranche B Term Loan,
                                        7.42% - 7.50% due 4/07/2011                                                    41,548,102
                           6,333,333    DIRECTV Holdings, Inc. Tranche B Term Loan, 5.386% - 5.64% due 4/13/2013        6,399,308
                           3,582,057    Frontiervision Operating Partners LP Term Loan A, 8.40% due 3/31/2006           3,601,647
                          15,668,000    Frontiervision Operating Partners LP Term Loan B, 8.525% due 3/31/2006         15,761,037
                           9,975,000    Hilton Head Communications UCA Term Loan B, 8.25% due 3/31/2008                 9,775,500
                          11,323,623    Insight Midwest Holdings LLC Term Loan C, 6.063% due 12/31/2009                11,484,985
                           1,125,914    Intelsat Ltd. Term Loan, 5.25% due 7/28/2011                                    1,136,822
                           5,656,250    Mediacom Broadband Group Tranche A Term Loan,
                                        5.12% - 5.54% due 3/31/2010                                                     5,658,773
                           3,176,000    Mediacom Communications LLC Tranche B Term Loan,
                                        6.13% - 6.625% due 3/31/2013                                                    3,222,150
                          23,500,000    Olympus Cable Holdings LLC Term Loan B, 9% due 9/30/2010                       23,151,706
                          16,871,988    PanAmSat Corp. Tranche B Term Loan 1, 6.046% - 6.107% due 8/20/2011            17,092,673
                           1,980,000    Persona Cable Term Loan B, 7.02% due 3/31/2011                                  1,992,375
                                                                                                                  ---------------
                                                                                                                      190,048,278

Chemicals - 8.0%           9,675,750    C2 Carbon/Cll Term Loan B, 6.188% due 8/23/2012                                 9,705,987
                           7,182,700    Cedar Chemical Corp. Term Loan B, 8.90% due 10/31/2003 (k)                        395,049
                           4,028,582    Celanese Holdings LLC Term Loan B, 6.313% due 4/06/2011                         4,064,839
                          10,000,000    Cognis Deutschland GmbH & Co. Term Loan B, 9.308% due 11/15/2013               10,252,500
                          16,153,815    Huntsman ICI Holdings Term Loan B, 5.89% due 8/16/2012                         16,239,640
                           3,305,588    Invista B.V. New Tranche B-1 Term Loan, 6.313% due 4/29/2011                    3,361,370
                           1,420,490    Invista B.V. New Tranche B-2 Term Loan, 6.313% due 4/29/2011                    1,444,461
                           1,481,250    Lyondell-Citgo Refining Term Loan, 6.191% due 5/21/2007                         1,503,469
                           1,990,000    Mosaic Co. Tranche B Term Loan, 5.188% - 6.125% due 2/21/2012                   2,013,631
                           5,160,610    Nalco Co. Tranche B Term Loan, 5.66% - 5.96% due 11/04/2010                     5,238,019
                             687,343    Pinnacle Polymers Term Loan, 6.58% due 12/15/2006                                 694,908
                           2,000,000    Polymer Group, Inc. Term Loan B, 7.25% due 11/22/2012                           2,000,000
                           3,980,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                        6.466% due 12/10/2012                                                           4,036,146
                           9,000,000    Wellman, Inc. First Lien Term Loan, 8.25% due 2/10/2009                         9,191,250
                          10,000,000    Wellman, Inc. Second Lien Term Loan,11% due 2/10/2010                          10,183,330
                                                                                                                  ---------------
                                                                                                                       80,324,599

Consumer - Non-            2,679,020    American Achievement Corp. Term Loan B, 6.37% - 8.50% due 3/22/2011             2,719,206
Durables - 1.0%            2,727,000    Camelbak Products LLC First Lien Term Loan, 7.29% - 7.38% due 8/04/2011         2,703,139
                           4,750,000    Josten's, Inc. Term Loan B, 5.94% - 6.188% due 10/04/2011                       4,788,594
                                                                                                                  ---------------
                                                                                                                       10,210,939

Diversified Media - 4.0%   2,906,988    Dex Media West, Inc. Term Loan B, 5.84% - 6.16% due 3/09/2010                   2,924,613
                           3,044,662    Freedom Communications, Inc. Tranche B Term Loan,
                                        5.37% - 5.53% due 5/01/2013                                                     3,069,019
                           3,930,250    Liberty Group Operating Term Loan B, 6.188% - 6.375% due 2/28/2012              3,966,483
                           4,000,000    MGM Holdings II, Inc. Tranche B Term Loan, 5.74% due 4/08/2012                  4,029,772
                          20,000,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 5.74% due 4/30/2011             20,148,860
                           2,167,826    RH Donnelley Tranche D Term Loan, 5.27% - 5.86% due 8/30/2011                   2,180,124
                           3,129,436    Six Flags Theme Parks, Inc. Term Loan B, 6.59% - 6.80% due 6/30/2009            3,168,554
                             942,857    Yankee Holdings LP Term Loan, 6.589% due 5/01/2007                                947,571
                                                                                                                  ---------------
                                                                                                                       40,434,996

Energy - Exploration       1,496,250    Carrizo Oil & Gas, Inc. Second Lien Term Loan, 9.871% due 7/21/2010             1,533,656
& Production - 0.7%        3,250,000    TXOK Acquisition Term Loan C, 8.625% - 8.875% due 9/27/2010                     3,290,625
                           1,955,175    Williams Production RMT Co. Term Loan, 6.37% due 5/31/2007                      1,975,949
                                                                                                                  ---------------
                                                                                                                        6,800,230

Energy - Other - 1.3%      2,489,198    Dresser, Inc. Term Loan C, 6.72% due 4/10/2009                                  2,513,314
                           4,000,000    EPCO, Inc. Term Loan B, 6.409% - 6.603% due 8/18/2010                           4,060,624
                           3,000,000    Key Energy Services, Inc. Term Loan B, 7.02% - 7.28% due 6/30/2012              3,046,251
                           3,000,000    Scorpion Drilling Ltd. Second Lien Term Loan, 11.64% due 5/05/2015              3,015,000
                                                                                                                  ---------------
                                                                                                                       12,635,189

Food & Drug - 0.2%         2,330,435    Pantry, Inc. Term Loan B, 6.47% due 3/12/2011                                   2,342,087

Food & Tobacco - 1.8%      1,492,500    Del Monte Term Loan B, 5.73% due 2/08/2012                                      1,512,835
                           4,387,500    Doane Pet Care Co. Tranche B Term Loan, 6.367% - 6.621% due 10/24/2012          4,447,828
                           3,007,117    Domino's, Inc. Term Loan, 5.813% due 6/25/2010                                  3,046,585
                           5,246,687    Dr Pepper/Seven Up Bottling Group, Inc. Term Loan B,
                                        6.08% - 6.181% due 12/19/2010                                                   5,328,667
                           3,313,425    Merisant Co. Term Loan B, 7.493% due 1/11/2010                                  3,272,007
                                                                                                                  ---------------
                                                                                                                       17,607,922

Gaming - 5.4%              4,770,000    Ameristar Casinos Term Loan B, 5.868% due 9/09/2012                             4,807,764
                           3,950,000    Boyd Gaming Corp. Term Loan, 5.52% - 5.70% due 6/30/2011                        3,998,143
                           1,611,153    Global Cash Access LLC Term Loan B, 6.47% due 3/10/2010                         1,635,320
                           3,970,000    Marina District Finance Co., Inc. Term Loan, 5.91% due 10/20/2011               4,007,219
                           3,000,000    MotorCity Casino Term Loan B, 6.084% due 7/21/2012                              3,024,750
                           6,500,000    Penn National Gaming, Inc. Term Loan B, 5.89% due 9/01/2007                     6,591,916
                           4,593,616    Pinnacle Entertainment, Inc. Delay Draw Term Loan, 7.22% due 8/27/2010          4,630,939
                           5,300,000    Pinnacle Entertainment, Inc. Term Loan B, 6.58% - 7.22% due 8/27/2010           5,336,437
                             450,000    Trump Entertainment Resorts Holdings LP Revolving Line of Credit,
                                        6.21% - 6.85% due 5/01/2010                                                       436,500
                           3,493,750    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                        6.14% - 6.72% due 5/01/2012                                                     3,528,688
                           3,982,906    Venetian Casino Resort LLC Delay Draw Term Loan, 5.77% due 6/15/2011            4,020,246
                          11,517,094    Venetian Casino Resort LLC Term Loan B, 5.77% due 6/15/2011                    11,625,067
                                                                                                                  ---------------
                                                                                                                       53,642,989

Health Care - 5.3%         1,751,136    Colgate Medical Ltd. Term Loan B, 5.48% - 5.49% due 12/30/2008                  1,768,648
                           1,980,000    Community Health Systems, Inc. Term Loan, 5.97% - 6.16% due 8/19/2011           2,005,988
                           7,419,608    DaVita Inc. Tranche B Term Loan, 6.35% - 6.64% due 10/05/2012                   7,533,477
                           2,000,000    Duloxetine Royalty Term Loan, 8.688% due 10/18/2013                             2,010,000
                           3,534,891    HealthSouth Corp. Term Loan, 6.53% due 3/08/2010                                3,555,326
                             956,250    HealthSouth Corp. Tranche B Term Loan, 6.364% due 3/08/2010                       961,778
                           1,386,915    Kinetic Concepts, Inc. Term Loan B, 5.78% due 8/11/2010                         1,401,651
                          13,935,957    LifePoint Hospitals, Inc. Term Loan B, 6.185% due 4/15/2012                    14,035,028
                           4,418,182    Medical Specialties Group Term Loan, 8.125% due 9/03/2003 (k)                   1,170,818
                          12,845,455    Medical Specialties Group Term Loan Axel, 8% due 6/30/2004 (k)                  3,404,045
                           3,706,668    Medpointe Healthcare Inc. Tranche B Term Loan, 9.49% due 9/30/2008              3,729,834
                           1,126,136    Orthofix International NV Term Loan B, 6.03% due 12/15/2008                     1,137,397
                             424,612    Rotech Healthcare, Inc. Term Loan B, 7.03% due 3/31/2008                          427,797
                           7,940,000    Vanguard Health Systems, Inc. Term Loan, 6.74% due 9/30/2010                    8,002,861
                           1,995,000    Vanguard Health Systems, Inc. Term Loan, 6.34% - 7.06% due 9/30/2010            2,011,209
                                                                                                                  ---------------
                                                                                                                       53,155,857

Housing - 4.7%             5,911,644    General Growth Properties, Inc. Term Loan A, 5.87% due 11/12/2007               5,930,366
                          14,567,271    General Growth Properties, Inc. Term Loan B, 6.22% due 11/12/2008              14,672,883
                           3,225,625    Goodman Global Holdings Term Loan, 6.375% due 12/23/2011                        3,276,025
                           4,633,442    Headwaters, Inc. Term Loan B-1, 6.43% - 8.25% due 4/30/2011                     4,677,844
                           5,155,526    LIONS Gables Realty Term Loan B, 5.84% due 9/30/2006                            5,181,304
                           4,878,585    Lake at Las Vegas Joint Venture First Lien Term Loan,
                                        6.51% - 8.50% due 11/01/2009                                                    4,927,370
                           3,250,000    Maguire Properties, Inc. Tranche 1 Revolving Credit,
                                        5.58% - 5.864% due 3/14/2009                                                    3,160,625
                           4,937,500    Nortek, Inc. Term Loan, 5.91% due 8/27/2011                                     4,989,961
                                                                                                                  ---------------
                                                                                                                       46,816,378

Information                7,501,250    Fidelity National Information Solutions, Inc. Term Loan B, 5.864%
Technology - 2.1%                       due 3/09/2013                                                                   7,532,395
                           3,990,000    SunGard Data Systems, Inc. Term Loan B, 6.68% - 6.81% due 2/11/2013             4,021,964
                           8,948,454    Telcordia Technologies, Inc. Term Loan, 6.84% - 6.906% due 9/15/2012            8,884,141
                                                                                                                  ---------------
                                                                                                                       20,438,500

Leisure - 0.3%             3,366,017    True Temper Sports, Inc. Term Loan B, 6.53% - 7.53% due 3/15/2011               3,399,677

Manufacturing - 3.9%       7,405,407    Amsted Industries, Inc. Term Loan B-1, 6% - 6.885% due 10/15/2010               7,513,400
                           1,496,251    Brand Services, Inc. Tranche 3 Term Loan B, 7.02% - 7.32% due 1/15/2012         1,519,630
                             128,199    Channel Master Holdings, Inc. Revolving Credit, 8.313% due 11/15/2004 (k)          10,897
                           2,065,112    Channel Master Holdings, Inc. Term Loan, 9% due 11/15/2004 (k)                    175,535
                           5,771,246    EaglePicher Holdings, Inc. Tranche B Term Loan,
                                        9.50% - 10.50% due 8/07/2009 (j)                                                5,748,571
                           3,348,681    GenTek, Inc. First Lien Term Loan, 6.37% - 7.31% due 2/28/2011                  3,372,959
                           2,255,329    Invensys International Holdings Ltd. First Lien Term Loan,
                                        7.791% due 9/04/2009                                                            2,286,340
                           2,000,000    Invensys International Holdings Ltd. Second Lien Term Loan,
                                        8.529% due 12/04/2009                                                           2,050,000
                             405,405    Itron, Inc. Tranche C Term Loan, 5.938% - 6.125% due 12/17/2010                   408,446
                          12,000,000    Mueller Group LLC Term Loan B, 6.304% - 6.656% due 10/03/2012                  12,171,432
                           3,426,072    Trimas Corp. Term Loan B, 7.86% - 8.02% due 12/31/2009                          3,461,761
                                                                                                                  ---------------
                                                                                                                       38,718,971

Packaging - 2.2%           1,469,333    BWAY Corp. Term Loan B, 6.438% - 6.563% due 6/30/2011                           1,487,700
                           3,918,826    Berry Plastics Corp. Tranche 2 Term Loan B, 5.855% due 12/02/2011               3,968,626
                          10,917,500    Graham Packaging Co. LP Term Loan B, 6% - 6.625% due 10/07/2011                11,075,258
                             730,099    Owens-Illinois Group, Inc. Term Loan A, 5.87% due 4/01/2007                       734,054
                             394,214    Owens-Illinois Group, Inc. Term Loan B, 5.92% due 4/01/2008                       397,171
                           4,712,914    Owens-Illinois Group, Inc. Tranche Term Loan C, 5.87% due 4/01/2008             4,748,261
                                                                                                                  ---------------
                                                                                                                       22,411,070

Paper - 1.9%               4,433,077    Boise Cascade Holdings LLC Tranche D Term Loan, 5.781% - 6%
                                        due 10/28/2011                                                                  4,492,183
                           3,398,415    Graphic Packaging International, Inc. Term Loan B, 6.19% - 6.716%
                                        due 8/08/2010                                                                   3,443,869
                           3,182,818    SP Newsprint Co. Tranche B-1 Credit Linked Deposit, 4.031% due 1/09/2010        3,230,560
                           1,296,449    SP Newsprint Co. Tranche B-1 Term Loan, 6.37% - 6.47% due 1/09/2010             1,315,896
                           2,008,590    Smurfit Stone Container Corp. Deposit Account, 4.09% due 11/01/2010             2,033,071
                           3,408,848    Smurfit Stone Container Corp. Term Loan C, 5.875% - 6.438% due 11/01/2011       3,450,395
                           1,048,876    Smurfit Stone Container Corp. Tranche C, 5.875% - 6.125% due 11/01/2011         1,061,660
                                                                                                                  ---------------
                                                                                                                       19,027,634

Retail - 2.0%              1,670,000    Advance Stores Co., Inc. Delay Draw Term Loan,
                                        5.75% - 5.813% due 9/30/2010                                                    1,690,354
                           2,450,000    American Reprographics Co. LLC Second Lien Term Loan,
                                        10.636% due 12/18/2009                                                          2,511,250
                           4,908,536    Dollarama Group Term Loan B, 6.493% due 11/18/2011                              4,988,300
                           3,704,064    General Nutrition Centers, Inc. Tranche B Term Loan,
                                        7.22% - 7.40% due 12/05/2009                                                    3,754,995
                           7,250,000    The Neiman Marcus Group, Inc. Term Loan, 6.475% due 4/06/2013                   7,291,194
                                                                                                                  ---------------
                                                                                                                       20,236,093

Service - 3.4%             2,244,000    Alliance Laundry Systems LLC Term Loan, 6.34% due 1/27/2012                     2,277,660
                           9,382,205    Allied Waste North America, Inc. Term Loan, 6.09% - 6.39% due 1/15/2012         9,438,179
                           3,545,270    Allied Waste North America, Inc. Tranche A Credit Linked Deposit,
                                        5.864% due 1/15/2012                                                            3,565,705
                           5,895,375    Buhrmann USA, Inc. Term Loan C, 6.386% - 6.585% due 12/23/2010                  5,983,806
                           2,026,182    Corrections Corp. of America Term Loan C, 5.62% - 5.96% due 3/31/2008           2,054,042
                           6,106,136    Great Lakes Dredge & Dock Corp. Tranche B Term Loan,
                                        6.60% - 8.27% due 12/23/2010                                                    6,178,646
                           7,682,418    Prime Succession, Inc. Term Loan, 5.75% due 8/01/2003 (k)                               1
                           3,000,000    U.S. Investigations Service, 6.57% due 10/14/2012                               3,041,250
                           1,624,386    United Rentals, Inc. Term Loan, 6.45% due 2/14/2011                             1,642,863
                             329,825    United Rentals, Inc. Tranche B Credit Linked Deposit, 6.114% due 2/14/2011        333,576
                                                                                                                  ---------------
                                                                                                                       34,515,728

Steel - 0.0%              10,162,693    Acme Metals, Inc. Term Loan, 11.75% due 12/01/2005 (d)                                  1

Telecommunications -       2,000,000    Alaska Communications Systems Holdings, Inc. Term Loan,
1.2%                                    6.02% due 2/01/2012                                                             2,026,500
                           7,998,750    Consolidated Communications, Inc. Term Loan D,
                                        6.27% - 6.618% due 10/14/2011                                                   8,078,738
                           2,000,000    Time Warner Telecom Term Loan B, 7.11% due 11/30/2010                           2,035,416
                                                                                                                  ---------------
                                                                                                                       12,140,654

Transportation - 0.5%      5,194,118    Sirva Worldwide Tranche B Term Loan, 8.08% due 12/01/2010                       4,977,694

Utility - 9.0%             2,000,000    AES Corp. Term Loan, 5.57% - 5.69% due 4/30/2008                                2,026,250
                           6,842,500    Calpine Corp. Second Lien Term Loan, 9.90% due 7/15/2007                        5,255,040
                           4,875,000    Calpine Generating Co. LLC First Lien Term Loan, 7.839% due 4/01/2009           4,977,073
                           8,125,000    Calpine Generating Co. LLC Second Lien Term Loan, 9.839% due 3/11/2010          8,248,906
                           7,223,452    Cogentrix Delaware Holdings, Inc. Term Loan, 5.78% due 4/15/2012                7,311,491
                           3,980,488    Covanta Energy Corp. First Lien Letter of Credit, 3.36% due 6/24/2012           4,037,707
                           3,211,463    Covanta Energy Corp. First Lien Term Loan, 6.46% due 6/24/2012                  3,257,612
                           4,100,000    Covanta Energy Corp. Second Lien Term Loan, 9.57% - 9.691% due 6/24/2013        4,130,750
                           3,937,500    El Paso Corp. Deposit Account, 3.764% due 11/23/2009                            3,958,007
                           6,457,500    El Paso Corp. Term Loan, 6.813% due 11/23/2009                                  6,500,100
                           9,950,000    KGen LLC Tranche A Term Loan, 6.115% due 8/05/2011                              9,937,563
                           1,000,000    LSP Kendall Term Loan A, 6.09% due 10/07/2013                                     997,188
                             127,429    La Paloma Delay Draw Term Loan, 5.77% due 8/16/2012                               128,544
                             262,296    La Paloma Letter of Credit, 5.909% due 8/16/2012                                  264,590
                           2,000,000    La Paloma Second Lien Term Loan, 7.52% due 8/16/2013                            2,028,750
                           1,600,000    La Paloma Term Loan, 5.77% due 8/16/2012                                        1,552,000
                           2,750,000    Metcalf Energy Center LLC Tranche 1 Term Loan, 7.406% due 5/20/2010             2,777,500
                           1,050,000    NRG Energy Credit Linked Deposit, 2.993% due 12/24/2007                         1,056,781
                           1,339,876    NRG Energy Term Loan, 5.895% due 12/24/2011                                     1,348,528
                           6,649,750    Reliant Energy, Inc. Term Loan, 6.089% - 6.566% due 4/30/2010                   6,660,144
                          13,905,232    Texas Genco LLC Term Loan B, 5.87% - 6.114% due 12/14/2011                     13,943,248
                                                                                                                  ---------------
                                                                                                                       90,397,772

Wireless                   4,224,750    Centennial Cellular Operating Co. Term Loan, 6.27% - 6.83% due 2/09/2011        4,248,185
Communications - 0.9%      4,500,000    Nextel Partners, Inc. Term Loan D, 5.37% due 5/31/2012                          4,526,721
                                                                                                                  ---------------
                                                                                                                        8,774,906

                                        Total Senior Secured Floating Rate Loan Interests
                                        (Cost - $885,083,693) - 85.1%                                                 852,254,506


                                        Corporate Debt
Broadcasting - 1.0%          425,000    Emmis Communications Corp., 10.366% due 6/15/2012 (a)                             425,531
                           9,000,000    Paxson Communications Corp., 6.90% due 1/15/2010 (a)(b)                         9,022,500
                             250,000    XM Satellite Radio, Inc., 9.75% due 5/01/2009 (a)                                 252,500
                                                                                                                  ---------------
                                                                                                                        9,700,531

Cable - U.S. - 0.0%          500,000    Intelsat Bermuda Ltd., 8.695% due 1/15/2012 (a)(b)                                507,500

Chemicals - 0.7%           5,992,000    GEO Specialty Chemicals, Inc., 12.016% due 12/31/2009 (h)                       5,213,040
                           1,662,678    PCI Chemicals Canada, Inc., 10% due 12/31/2008                                  1,743,734
                                                                                                                  ---------------
                                                                                                                        6,956,774

Diversified Media - 0.0%     250,000    Universal City Florida Holding Co. I, 9% due 5/01/2010 (a)                        253,125

Information                3,850,000    Sungard Data Systems, Inc., 8.525% due 8/15/2013 (a)(b)                         3,989,564
Technology - 0.4%

Leisure - 1.0%             9,200,000    Felcor Lodging LP, 8.83% due 6/01/2011 (a)                                      9,568,000

Paper - 0.1%                 250,000    Boise Cascade LLC, 7.025% due 10/15/2012 (a)                                      242,500
                             650,000    NewPage Corp., 10.50% due 5/01/2012 (a)                                           643,500
                                                                                                                  ---------------
                                                                                                                          886,000

Telecommunications - 1.7%  9,500,000    Qwest Communications International, Inc., 7.84% due 2/15/2009 (a)               9,630,625
                             275,000    Qwest Corp., 7.741% due 6/15/2013 (a)(b)                                          296,313
                           7,000,000    Time Warner Telecom Holdings, Inc., 8.34% due 2/15/2011 (a)                     7,157,500
                                                                                                                  ---------------
                                                                                                                       17,084,438

Wireless                     250,000    Rogers Wireless Communications, Inc., 7.616% due 12/15/2010 (a)                   258,125
Communications - 0.0%

                                        Total Corporate Debt (Cost - $52,901,987) - 4.9%                               49,204,057


                              Shares
                                Held    Common Stocks
Chemicals - 0.0%              39,151    GEO Specialty Chemicals, Inc. (g)                                                 176,181

Service - 0.1%                44,744    The Shaw Group, Inc. (g)                                                        1,292,654

Steel - 0.0%                  51,714    Acme Package Corp. Senior Holdings (g)(i)                                               0

                                        Total Common Stocks (Cost - $540,060) - 0.1%                                    1,468,835



                                        Warrants (c)
Paper - 0.0%                      57    Cellu Tissue Holdings, Inc. Series A (expires 9/28/2011)                                0

Utility - 0.0%                 9,115    Reliant Resources (expires 10/25/2008)                                             47,488

                                        Total Warrants (Cost - $1) - 0.0%                                                  47,488



                          Beneficial
                            Interest    Other Interests (e)
Health Care - 0.0%      $     14,398    MEDIQ Inc. (Preferred Stock Escrow due 2/01/2006)                                       0

                                        Total Other Interests (Cost - $0) - 0.0%                                                0


                                        Short-Term Securities
                        $ 93,682,181    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (f)                    93,682,181

                                        Total Short-Term Securities (Cost - $93,682,181) - 9.4%                        93,682,181

                                        Total Investments (Cost - $1,032,207,922**) - 99.5%                           996,657,067
                                        Other Assets Less Liabilities - 0.5%                                            5,108,828
                                                                                                                  ---------------
                                        Net Assets - 100.0%                                                       $ 1,001,765,895
                                                                                                                  ===============

  * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
    Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or
    (iii) the certificate of deposit rate.

 ** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $  1,032,344,044
                                                   ================
    Gross unrealized appreciation                  $      8,713,721
    Gross unrealized depreciation                      (44,400,698)
                                                   ----------------
    Net unrealized depreciation                    $   (35,686,977)
                                                   ================

(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $  (36,021,575)      $   791,840

(g) Non-income producing security.

(h) Convertible security.

(i) Restricted securities as to resale, representing 0.0% of net assets, were as follows:

                                          Acquisition
    Issue                                     Date         Cost       Value

    Acme Package Corp. Senior Holdings     11/25/2002       -           -

(j) Issuer filed for bankruptcy.

(k) As a result of bankruptcy proceedings, the issuer did not repay the principal amount of the security upon maturity and is non-income producing.

    For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Senior Floating Rate Fund, Inc. and
Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: January 25, 2006